ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
Accounts Payable and Accrued Liabilities
Accounts payable	$ 312,410	$ 944,393
Accrued liabilities	264,980	236,470
Total	$ 577,390	$ 1,180,863